Goodwill and Intangible Assets - Schedule of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Balance at beginning of period	$ 1,426.1	$ 1,430.1	$ 1,434.1
Acquisitions			2.7
Currency changes	(4.0)	(4.0)	(6.7)
Balance at end of period	1,422.1	1,426.1	1,430.1
Medical Devices
Goodwill [Roll Forward]
Balance at beginning of period	681.6	686.3	684.6
Acquisitions			2.7
Currency changes	(1.8)	(4.7)	(1.0)
Balance at end of period	679.8	681.6	686.3
S&IP
Goodwill [Roll Forward]
Balance at beginning of period	744.5	743.8	749.5
Acquisitions			0.0
Currency changes	(2.2)	0.7	(5.7)
Balance at end of period	$ 742.3	$ 744.5	$ 743.8